Cover	Sep. 08, 2020	Sep. 03, 2020
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Sep. 03, 2020
Current Fiscal Year End Date	--12-31
Entity File Number		0-26372
Entity Registrant Name		ADAMIS PHARMACEUTICALS CORPORATION
Entity Central Index Key		0000887247
Entity Tax Identification Number		82-0429727
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		11682 El Camino Real
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92130
City Area Code		(858)
Local Phone Number		997-2400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock
Trading Symbol		ADMP
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false